Leases - Summary of Lease in the statements of financial instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance at January 1	$ 373	$ 1,058
Additions	1,575	158
Accretion of interest	33	31
Payments	(437)	(874)
Balance at December 31	1,544	373
Non-current	1,142	11
Current	402	362
Total lease liabilities	$ 1,544	$ 373